Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 3,879	$ 4,287	$ 6,769	$ 7,383
Cost of goods sold	3,007	3,053	5,204	5,389
Gross profit	872	1,234	1,565	1,994
Operating expenses:
Selling and marketing	591	625	1,089	1,098
General and administrative	683	690	1,388	1,365
Operating expenses	1,274	1,315	2,477	2,463
Loss from operations	(402)	(81)	(912)	(469)
Other income (expense), net	3	(9)	(8)	4
Loss before income taxes	(399)	(90)	(920)	(465)
Income tax expense, net	(30)	(5)	(48)	(29)
Net loss	$ (429)	$ (95)	$ (968)	$ (494)
Net loss per share - basic and diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)
Weighted average basic and diluted common shares outstanding	39,078,592	38,530,416	38,894,504	38,530,416